Revenues - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Transmission indemnity revenue	R$ 373	R$ 751	R$ 101
Revenue from indemnity by IPCA	224
Adjustment of BRR of transmission assets	149
Generation indemnity revenue	R$ 271